UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)





PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2011

                                                                      (Form N-Q)

48415-1111                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
September 30, 2011 (unaudited)

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS (96.5%)

            CONSUMER DISCRETIONARY (15.8%)
            ------------------------------
            APPAREL RETAIL (0.5%)
    9,564   Ross Stores, Inc.                                               $        752
   12,941   Urban Outfitters, Inc.*                                                  289
                                                                            ------------
                                                                                   1,041
                                                                            ------------
            AUTOMOTIVE RETAIL (0.4%)
   11,147   O'Reilly Automotive, Inc.*                                               743
                                                                            ------------
            CABLE & SATELLITE (3.6%)
  171,433   Comcast Corp. "A"                                                      3,583
   60,571   DIRECTV "A"*                                                           2,559
  322,786   Sirius Satellite Radio, Inc.*                                            488
   25,763   Virgin Media, Inc.                                                       627
                                                                            ------------
                                                                                   7,257
                                                                            ------------
            CASINOS & GAMING (0.6%)
   10,247   Wynn Resorts Ltd.                                                      1,179
                                                                            ------------
            CATALOG RETAIL (0.3%)
   47,105   Liberty Media Corp. - Interactive "A"*                                   696
                                                                            ------------
            CONSUMER ELECTRONICS (0.3%)
   15,913   Garmin Ltd.                                                              505
                                                                            ------------
            DEPARTMENT STORES (0.2%)
    8,728   Sears Holdings Corp.*                                                    502
                                                                            ------------
            EDUCATION SERVICES (0.2%)
   11,255   Apollo Group, Inc. "A"*                                                  446
                                                                            ------------
            GENERAL MERCHANDISE STORES (0.4%)
    9,992   Dollar Tree, Inc.*                                                       750
                                                                            ------------
            HOMEFURNISHING RETAIL (0.6%)
   20,449   Bed Bath & Beyond, Inc.*                                               1,172
                                                                            ------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
   12,097   Ctrip.com International Ltd. ADR*                                        389
                                                                            ------------
            INTERNET RETAIL (5.4%)
   37,237   Amazon.com, Inc.*                                                      8,052
   20,398   Expedia, Inc.                                                            525
    4,314   Netflix, Inc.*                                                           488
    4,083   Priceline.com, Inc.*                                                   1,835
                                                                            ------------
                                                                                  10,900
                                                                            ------------
            LEISURE PRODUCTS (0.4%)
   28,108   Mattel, Inc.                                                             728
                                                                            ------------
            MOVIES & ENTERTAINMENT (1.2%)
  149,976   News Corp. "A"                                                         2,320
                                                                            ------------

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1 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            RESTAURANTS (1.1%)
   61,267   Starbucks Corp.                                                 $      2,285
                                                                            ------------
            SPECIALTY STORES (0.4%)
   58,018   Staples, Inc.                                                            772
                                                                            ------------
            Total Consumer Discretionary                                          31,685
                                                                            ------------
            CONSUMER STAPLES (2.5%)
            -----------------------
            FOOD RETAIL (0.5%)
   14,532   Whole Foods Market, Inc.                                                 949
                                                                            ------------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   35,924   Costco Wholesale Corp.                                                 2,950
                                                                            ------------
            PACKAGED FOODS & MEAT (0.6%)
   12,557   Green Mountain Coffee Roasters, Inc.*                                  1,167
                                                                            ------------
            Total Consumer Staples                                                 5,066
                                                                            ------------
            HEALTH CARE (10.6%)
            -------------------
            BIOTECHNOLOGY (6.3%)
   15,137   Alexion Pharmaceuticals, Inc.*                                           970
   75,800   Amgen, Inc.                                                            4,165
   19,895   Biogen Idec, Inc.*                                                     1,853
   37,637   Celgene Corp.*                                                         2,331
   63,280   Gilead Sciences, Inc.*                                                 2,455
   17,071   Vertex Pharmaceuticals, Inc.*                                            760
                                                                            ------------
                                                                                  12,534
                                                                            ------------
            HEALTH CARE DISTRIBUTORS (0.2%)
    7,588   Henry Schein, Inc.*                                                      471
                                                                            ------------
            HEALTH CARE EQUIPMENT (0.6%)
    3,202   Intuitive Surgical, Inc.*                                              1,166
                                                                            ------------
            HEALTH CARE SERVICES (0.7%)
   40,043   Express Scripts, Inc.*                                                 1,484
                                                                            ------------
            HEALTH CARE SUPPLIES (0.2%)
   11,591   DENTSPLY International, Inc.                                             356
                                                                            ------------
            HEALTH CARE TECHNOLOGY (0.5%)
   13,863   Cerner Corp.*                                                            950
                                                                            ------------
            LIFE SCIENCES TOOLS & SERVICES (0.6%)
   10,201   Illumina, Inc.*                                                          418
   14,803   Life Technologies Corp.*                                                 569
   19,191   Qiagen N.V.*                                                             265
                                                                            ------------
                                                                                   1,252
                                                                            ------------
            PHARMACEUTICALS (1.5%)
   34,958   Mylan, Inc.*                                                             594
   57,377   Teva Pharmaceutical Industries Ltd. ADR                                2,136
   20,922   Warner Chilcott plc "A"*                                                 299
                                                                            ------------
                                                                                   3,029
                                                                            ------------
            Total Health Care                                                     21,242
                                                                            ------------
            INDUSTRIALS (2.3%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.8%)
   13,534   C.H. Robinson Worldwide, Inc.                                            927
   17,370   Expeditors International of Washington, Inc.                             704
                                                                            ------------
                                                                                   1,631
                                                                            ------------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    8,634   Joy Global, Inc.                                                $        539
   30,014   PACCAR, Inc.                                                           1,015
                                                                            ------------
                                                                                   1,554
                                                                            ------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    7,085   Stericycle, Inc.*                                                        572
                                                                            ------------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   24,254   Fastenal Co.                                                             807
                                                                            ------------
            Total Industrials                                                      4,564
                                                                            ------------
            INFORMATION TECHNOLOGY (63.8%)
            ------------------------------
            APPLICATION SOFTWARE (1.8%)
   40,523   Adobe Systems, Inc.*                                                     980
   18,800   Autodesk, Inc.*                                                          522
   15,456   Citrix Systems, Inc.*                                                    843
   24,946   Intuit, Inc.*                                                          1,183
                                                                            ------------
                                                                                   3,528
                                                                            ------------
            COMMUNICATIONS EQUIPMENT (7.5%)
  451,174   Cisco Systems, Inc.                                                    6,989
    6,635   F5 Networks, Inc.*                                                       471
  137,784   QUALCOMM, Inc. (a)                                                     6,700
   42,696   Research In Motion Ltd.*                                                 867
                                                                            ------------
                                                                                  15,027
                                                                            ------------
            COMPUTER HARDWARE (15.5%)
   76,050   Apple, Inc. (a)*                                                      28,989
  149,643   Dell, Inc.*                                                            2,117
                                                                            ------------
                                                                                  31,106
                                                                            ------------
            COMPUTER STORAGE & PERIPHERALS (1.1%)
   30,546   NetApp, Inc.*                                                          1,037
   19,621   SanDisk Corp.*                                                           791
   34,410   Seagate Technology plc                                                   354
                                                                            ------------
                                                                                   2,182
                                                                            ------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   40,157   Automatic Data Processing, Inc.                                        1,893
   11,603   Fiserv, Inc.*                                                            589
   29,805   Paychex, Inc.                                                            786
                                                                            ------------
                                                                                   3,268
                                                                            ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   13,095   FLIR Systems, Inc.                                                       328
                                                                            ------------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   59,975   Flextronics International Ltd.*                                          338
                                                                            ------------
            HOME ENTERTAINMENT SOFTWARE (0.8%)
   93,623   Activision Blizzard, Inc.                                              1,114
   26,982   Electronic Arts, Inc.*                                                   552
                                                                            ------------
                                                                                   1,666
                                                                            ------------
            INTERNET SOFTWARE & SERVICES (9.1%)
   15,120   Akamai Technologies, Inc.*                                               301
   22,246   Baidu, Inc. ADR*                                                       2,378
  105,716   eBay, Inc.*                                                            3,118
   20,854   Google, Inc. "A"*                                                     10,727
   13,671   VeriSign, Inc.                                                           391
  103,579   Yahoo!, Inc.*                                                          1,363
                                                                            ------------
                                                                                  18,278
                                                                            ------------

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3 |  USAA Nasdaq-100 Index Fund

================================================================================

                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (1.0%)
   24,873   Cognizant Technology Solutions Corp. "A"*                       $      1,560
    6,882   Infosys Technologies Ltd. ADR                                            351
                                                                            ------------
                                                                                   1,911
                                                                            ------------
            SEMICONDUCTOR EQUIPMENT (1.0%)
  107,896   Applied Materials, Inc.                                                1,117
   13,710   KLA-Tencor Corp.                                                         525
   10,208   Lam Research Corp.*                                                      387
                                                                            ------------
                                                                                   2,029
                                                                            ------------
            SEMICONDUCTORS (7.9%)
   26,559   Altera Corp.                                                             837
   39,485   Broadcom Corp. "A"*                                                    1,315
    7,103   First Solar, Inc.*                                                       449
  430,692   Intel Corp.                                                            9,187
   18,750   Linear Technology Corp.                                                  518
   50,139   Marvell Technology Group Ltd.*                                           729
   24,081   Maxim Integrated Products, Inc.                                          562
   15,662   Microchip Technology, Inc.                                               487
   82,587   Micron Technology, Inc.*                                                 416
   49,508   NVIDIA Corp.*                                                            619
   21,770   Xilinx, Inc.                                                             597
                                                                            ------------
                                                                                  15,716
                                                                            ------------
            SYSTEMS SOFTWARE (16.1%)
   14,346   BMC Software, Inc.*                                                      553
   41,424   CA, Inc.                                                                 804
   17,013   Check Point Software Technologies Ltd.*                                  898
  687,295   Microsoft Corp. (a)                                                   17,107
  414,982   Oracle Corp.                                                          11,926
   61,511   Symantec Corp.*                                                        1,003
                                                                            ------------
                                                                                  32,291
                                                                            ------------
            Total Information Technology                                         127,668
                                                                            ------------
            MATERIALS (0.3%)
            ----------------
            SPECIALTY CHEMICALS (0.3%)
   10,048   Sigma-Aldrich Corp.                                                      621
                                                                            ------------
            TELECOMMUNICATION SERVICES (1.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   14,040   NII Holdings, Inc. "B"*                                                  378
   73,720   Vodafone Group plc ADR                                                 1,891
                                                                            ------------
                                                                                   2,269
                                                                            ------------
            Total Telecommunication Services                                       2,269
                                                                            ------------
            Total Common Stocks (cost: $167,799)                                 193,115
                                                                            ------------

PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.5%)

            REPURCHASE AGREEMENTS (3.3%)
$   6,582   State Street Bank & Trust Co., 0.01%, acquired on 9/30/2011 and due 10/03/2011 at $6,582 (collateralized by $6,780
               of U.S. Treasury, 0.03%, due 12/29/2011;
               market value $6,780)                                                6,582
                                                                            ------------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                                                                 VALUE
(000)       SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.2%)
$     465   0.42%, 11/17/2011 (b),(c)                                                           $        465
       50   1.02%, 5/03/2012 (b),(c)                                                                      50
                                                                                                ------------
            Total U.S. Treasury Bills (cost: $515)                                                       515
                                                                                                ------------
            Total Money Market Instruments (cost: $7,097)                                              7,097
                                                                                                ------------

            TOTAL INVESTMENTS (COST: $174,896)                                                       200,212
                                                                                                ============

  NUMBER OF                                                                                    UNREALIZED
  CONTRACTS                                               EXPIRATION       CONTRACT           DEPRECIATION
LONG/(SHORT)   SECURITY                                      DATE         VALUE (000)             (000)
-----------------------------------------------------------------------------------------------------------
               FUTURES (3.5%)
         166   Nasdaq-100 Mini Index                      12/16/2011           $7,087         $        (117)
                                                                               ------         -------------

               TOTAL FUTURES                                                   $7,087         $        (117)
                                                                               ======         =============

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------
                                     (LEVEL 1)
                                   QUOTED PRICES      (LEVEL 2)
                                     IN ACTIVE          OTHER           (LEVEL 3)
                                      MARKETS        SIGNIFICANT       SIGNIFICANT
                                   FOR IDENTICAL     OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS           INPUTS           INPUTS                 TOTAL
-----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
   COMMON STOCKS                   $     193,115     $        --      $         --      $     193,115
MONEY MARKET INSTRUMENTS:
   REPURCHASE AGREEMENTS                      --           6,582                --              6,582
   U.S. TREASURY BILLS                        50             465                --                515
FUTURES*                                    (117)             --                --               (117)
-----------------------------------------------------------------------------------------------------
Total                              $     193,048     $     7,047      $         --      $     200,095
-----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5 |  USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in

================================================================================

6 |  USAA Nasdaq-100 Index Fund

================================================================================

consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
(NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and a U.S. Treasury bill valued based on methods discussed in Note A3.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the

================================================================================

7 |  USAA Nasdaq-100 Index Fund

================================================================================

risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $45,808,000 and $20,492,000, respectively, resulting in net unrealized appreciation of $25,316,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $200,231,000 at September 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2011.
(b)    Rate represents an annualized yield at time of purchase, not coupon rate.
(c) Securities with a value of $515,000 are segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

9 |  USAA Nasdaq-100 Index Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


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